SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2008
International Growth & Income Portfolio. Effective November 1, 2008, with respect to the International Growth & Income Portfolio, Footnote 3 of the Expense Table is amended to add the following disclosure:
The Adviser is voluntarily waiving on an annual basis 0.05% of its Management Fees for the International Growth & Income Portfolio. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses.” This waiver may be terminated by the Adviser at any time. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.
MFS Total Return Portfolio. Effective November 1, 2008, the Management Fees of the MFS Total Return Portfolio (the “Portfolio”) were reduced. The Expense Table is amended to note that Footnote 5 is applicable to the Portfolio and Footnote 5 is amended to add the following disclosure:
Effective November 1, 2008 the Management Fees of the MFS Total Return Portfolio were reduced. Had the new management fee rate payable to the Adviser been in place for the fiscal year ended January 31, 2008, the Portfolio’s expenses would have been as follows:

	Class 1	Class 2	Class 3
Management Fees	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.00%	0.15%	0.25%
Other Expenses(1)	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses(1)	0.68%	0.83%	0.93%
Dated: October 6, 2008
Versions: Class 1 Version B; Class 1 Version D; and Combined Version 1

SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2008
Equity Index Portfolio. Effective October 6, 2008, the section titled “Investment Goals and Principal Strategies” on the Equity Index Portfolio’s Fact Sheet is deleted in its entirety and replaced with the following disclosure:
The Portfolio’s investment goal is investment results that correspond with the performance of the stocks included in the Standard & Poor’s 500® Composite Stock Price Index (S&P 500®). The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500®.
The S&P 500® is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of December 31, 2007, market capitalizations of companies in the S&P 500® ranged from approximately $707 million to $512 billion; however, only 1% of the index was represented by companies with market capitalizations below $3.7 billion.
The Subadviser may achieve the Portfolio’s objective by either investing in all or substantially all of the stocks included in the S&P 500® or, in the alternative, invest in a sampling of stocks included in the S&P 500® by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500®. Stocks not in the S&P 500 Index may be held before or after changes in the composition of the S&P 500 Index or if they have characteristics similar to stocks in the S&P 500®.
The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500®. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500® and to reduce transaction costs.
Because the Portfolio may not always hold all of the stocks included in the S&P 500®, and because the Portfolio has expenses and the index does not, the Portfolio will not duplicate the index’s performance precisely. However, the Subadviser believes there should be a very close correlation between the Portfolio’s performance and that of the S&P 500® in both rising and falling markets.
International Growth & Income Portfolio. Effective November 1, 2008, with respect to the International Growth & Income Portfolio, Footnote 3 of the Expense Table is amended to add the following disclosure:
The Adviser is voluntarily waiving on an annual basis 0.05% of its Management Fees for the International Growth & Income Portfolio. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses.” This waiver may be terminated by the Adviser at any time. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.
MFS Total Return Portfolio. Effective November 1, 2008, the Management Fees of the MFS Total Return Portfolio (the “Portfolio”) were reduced. The Expense Table is amended to note that Footnote 5 is applicable to the Portfolio and Footnote 5 is amended to add the following disclosure:
Effective November 1, 2008, the Management Fees of the MFS Total Return Portfolio were reduced. Had the new management fee rate payable to the Adviser been in place for the fiscal year ended January 31, 2008, the Portfolio’s expenses would have been as follows:

	Class 1	Class 2	Class 3
Management Fees	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.00%	0.15%	0.25%
Other Expenses(1)	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses(1)	0.68%	0.83%	0.93%
Versions: Combined Master and Class 1 & 3 Version C-1
Dated: October 6, 2008

SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2008
Equity Index Portfolio. Effective October 6, 2008, the section titled “Investment Goals and Principal Strategies” on the Equity Index Portfolio’s Fact Sheet is deleted in its entirety and replaced with the following disclosure:
The Portfolio’s investment goal is investment results that correspond with the performance of the stocks included in the Standard & Poor’s 500® Composite Stock Price Index (S&P 500®). The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500®.
The S&P 500® is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of December 31, 2007, market capitalizations of companies in the S&P 500® ranged from approximately $707 million to $512 billion; however, only 1% of the index was represented by companies with market capitalizations below $3.7 billion.
The Subadviser may achieve the Portfolio’s objective by either investing in all or substantially all of the stocks included in the S&P 500® or, in the alternative, invest in a sampling of stocks included in the S&P 500® by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500®. Stocks not in the S&P 500 Index may be held before or after changes in the composition of the S&P 500 Index or if they have characteristics similar to stocks in the S&P 500®.
The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500®. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500® and to reduce transaction costs.
Because the Portfolio may not always hold all of the stocks included in the S&P 500®, and because the Portfolio has expenses and the index does not, the Portfolio will not duplicate the index’s performance precisely. However, the Subadviser believes there should be a very close correlation between the Portfolio’s performance and that of the S&P 500® in both rising and falling markets.
International Growth & Income Portfolio. Effective November 1, 2008, with respect to the International Growth & Income Portfolio, Footnote 3 of the Expense Table is amended to add the following disclosure:
The Adviser is voluntarily waiving on an annual basis 0.05% of its Management Fees for the International Growth & Income Portfolio. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses.” This waiver may be terminated by the Adviser at any time. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.
Dated: October 6, 2008
Versions: Class 1 Version A; and Class 1 Version C-2